Revenues and other income (Tables)	6 Months Ended
Jun. 30, 2018
Revenues and other income
Schedule of revenues

	Six months ended June 30,
	2018	2017
	(Euro, in thousands)
Recognition of non-refundable upfront payments and license fees	€52,753	€30,952
Milestone payments	28,567	25,920
Reimbursement income	558	107
Other revenues	5,705	3,945
Total revenues	€87,583	€60,925

Summary of recognition of the upfront, license fees and milestone payments

						IAS 18		IFRS 15	IFRS 15	IAS 18	IAS 18	IFRS 15
Agreement	Consideration	Consideration		Collaboration start date		Outstanding balance in deferred income as at December 31, 2017	Deferred income reclassified from equity following adoption of IFRS 15	Outstanding balance in deferred income as at January 1, 2018	Revenue recognized, six months ended June 30, 2018	Revenue recognized, six months ended June 30, 2018	Revenue recognized, six months ended June 30, 2017	Outstanding balance in deferred income as at June 30, 2018
	(USD, in thousands)	(Euro, in thousands)							(Euro, in thousands)
Revenue recognition of considerations received prior to December 31, 2017
Gilead collaboration agreement for filgotinib - Upfront payment	$300,000	€275,558		January 2016		€187,449		€187,449	€43,215	€43,215	€27,114	€144,234
Gilead collaboration agreement for filgotinib - Subscription agreement (*)	N.A.	€39,003	(*)	January 2016		€26,532		€26,532	€6,116	€6,116	€3,838	€20,416
Servier collaboration agreement for osteoarthritis - License fee	N.A.	€6,000		June 2010		€5,362	€(5,362)	€—	€—	€766	€—	€—
AbbVie collaboration agreement for CF - Upfront payments	$45,000	€34,001		September 2013	€		€14,872	€14,872	€3,422	€—	€—	€11,450
Total upfront and license fees:						€219,343	€9,510	€228,853	€52,753	€50,097	€30,952	€176,099

Gilead collaboration agreement for filgotinib - Milestone payments	$70,000	€64,435		January 2016			€43,832	€43,832	€10,105	€—	€9,354	€33,727
AbbVie collaboration agreement for CF - Milestone payments	$77,500	€68,310		September 2013			€29,878	€29,878	€6,875	€—	€16,566	€23,003
Total milestones:							€73,710	€73,710	€16,980	€—	€25,920	€56,730
Total :						€219,343	€83,220	€302,563	€69,734	€50,097	€56,872	€232,829

Revenue recognition of considerations in the six months ended June 30, 2018
Gilead collaboration agreement for filgotinib - Milestone payments	$15,000	€12,418		January 2016					€5,918	€12,418	€—	€6,500
AbbVie collaboration agreement for CF - Milestone payments	$10,000	€8,548		September 2013					€5,669	€8,548	€—	€2,879
Total milestones:									€11,587	€20,966	€—	€9,379
Grand total :						€219,343	€83,220	€302,563	€81,321	€71,063	€56,872	€242,208

Schedule of other income

	Six months ended June 30,
	2018	2017
	(Euro, in thousands)
Grant income	€825	€424
Other income	13,464	11,682
Total other income	€14,289	€12,106